CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 100.1%	Shares	Value
Communications - 4.0%
Cable & Satellite - 1.1%
Comcast Corporation - Class A	56,006	$ 2,066,622

Telecommunications - 2.9%
Verizon Communications, Inc.	125,262	5,681,884

Consumer Discretionary - 10.0%
Apparel & Textile Products - 1.5%
NIKE, Inc. - Class B	45,411	2,882,690

Leisure Facilities & Services - 4.1%
McDonald's Corporation	25,309	7,905,773

Retail - Discretionary - 4.4%
Home Depot, Inc. (The)	22,925	8,401,783

Consumer Staples - 13.4%
Beverages - 2.3%
PepsiCo, Inc.	29,104	4,363,854

Household Products - 2.7%
Procter & Gamble Company (The)	30,641	5,221,839

Retail - Consumer Staples - 8.4%
Kroger Company (The)	93,988	6,362,048
Walmart, Inc.	111,433	9,782,703
		16,144,751
Energy - 6.3%
Oil & Gas Producers - 6.3%
Chevron Corporation	31,020	5,189,336
Exxon Mobil Corporation	57,719	6,864,520
		12,053,856
Financials - 15.8%
Asset Management - 8.7%
BlackRock, Inc.	9,307	8,808,889
Charles Schwab Corporation (The)	101,850	7,972,818
		16,781,707
Banking - 7.1%
JPMorgan Chase & Company	23,928	5,869,538
M&T Bank Corporation	20,581	3,678,854

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.1% (Continued)	Shares	Value
Financials - 15.8% (Continued)
Banking - 7.1% (Continued)
PNC Financial Services Group, Inc. (The)	22,928	$ 4,030,055
		13,578,447
Health Care - 13.6%
Biotech & Pharma - 5.6%
Johnson & Johnson	25,738	4,268,390
Merck & Company, Inc.	46,480	4,172,044
Pfizer, Inc.	88,106	2,232,606
		10,673,040
Health Care Facilities & Services - 2.4%
CVS Health Corporation	68,120	4,615,130

Medical Equipment & Devices - 5.6%
Becton, Dickinson and Company	22,715	5,203,098
Medtronic plc	62,608	5,625,955
		10,829,053
Industrials - 21.0%
Aerospace & Defense - 4.2%
RTX Corporation	61,145	8,099,267

Commercial Support Services - 4.9%
Republic Services, Inc.	39,250	9,504,780

Electrical Equipment - 2.6%
Carrier Global Corporation	78,143	4,954,266

Machinery - 9.3%
Caterpillar, Inc.	30,519	10,065,166
Deere & Company	16,553	7,769,151
		17,834,317
Materials - 2.0%
Chemicals - 2.0%
DuPont de Nemours, Inc.	51,770	3,866,184

Technology - 11.4%
Semiconductors - 2.8%
Texas Instruments, Inc.	29,797	5,354,521

Software - 5.8%
Microsoft Corporation	29,830	11,197,884

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.1% (Continued)	Shares	Value
Technology - 11.4% (Continued)
Technology Services - 2.8%
International Business Machines Corporation	21,837	$ 5,429,988

Utilities - 2.6%
Electric Utilities - 2.6%
NextEra Energy, Inc.	70,808	5,019,579

Total Common Stocks (Cost $89,379,347)		$ 192,461,215

MONEY MARKET FUNDS - 0.1%	Shares	Value
Invesco Short-Term Investment Trust Government & Agency Portfolio - Institutional Class, 4.27% (a) (Cost $242,818)	242,818	$ 242,818

Total Investments at Value - 100.2% (Cost $89,622,165)		$ 192,704,033

Liabilities in Excess of Other Assets - (0.2%)		(472,958)

Net Assets - 100.0%		$ 192,231,075

(a)	The rate shown is the 7-day effective yield as of March 31, 2025.